Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	AEGIS FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001251896
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 14, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Aegis Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aegis Value Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
The Aegis Funds (the “Trust”)
Aegis Value Fund (the “Fund”)
Supplement dated November 14, 2019 to the
Summary Prospectus, Prospectus and Statement of Additional Information
dated April 30, 2019

This supplement serves as notification of the following changes:

At a recent meeting of the Board of Trustees (the “Board”) of the Trust, based on the recommendation of Aegis Financial Corporation, the investment advisor to the Fund (the “Advisor”), the Board approved certain changes relating to the Fund, as described below:

1.	Change in the Primary Benchmark Index for the Fund.

Effective November 30, 2019, the primary benchmark index for the Aegis Value Fund will change from the Russell 2000® Value Index to the S&P SmallCap 600 Pure Value Index based on the Advisor’s determination that the S&P SmallCap 600 Pure Value Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.

2.	Decrease of the minimum initial investment amount for Class I shares.

Effective at the close of business on December 13, 2019, the minimum initial investment for Class I shares of the Fund is being lowered from $1 million to $10,000 for non-IRA accounts and $5,000 for IRA accounts.

3.    Conversion of Class A shareholders into Class I shares.

Effective at the close of business on December 13, 2019 (the “Conversion Date”), the outstanding Class A shares of the Fund will be converted to Class I shares of the Fund (the “Class Conversion”). The Fund will cease offering Class A shares after the close of business on December 6, 2019. The Class Conversion will be completed based on the share class relative net asset values on the Conversion Date, without the imposition of any sales charge or any other charge. As a result of the Class Conversion, shareholders holding Class A shares of the Fund as of the Conversion Date will benefit from the Class I share’s lower shareholder fees and annual fund operating expenses relative to the Class A shares.

In addition, for Class A shareholders currently enrolled in the Automatic Investment Plan or Systematic Withdrawal Plan, after the Class Conversion such shareholders will automatically begin purchasing Class I shares through the Automatic Investment Plan or redeeming their Class I shares through the Systematic Withdrawal Plan under the same terms and conditions. Likewise, following the Class Conversion, reinvested distributions will be reinvested in Class I shares.

The Class Conversion is intended to be tax-free, meaning that the Fund’s Class A shareholders will become Class I shareholders without realizing any gain or loss for federal tax purposes, although each shareholder should consult with his or her own tax adviser.

Please see the Fund’s Prospectus for more information about the fees and expenses associated with Class I shares of the Fund.

No action is required to effect the Class Conversion.

Effective as of the Conversion Date, all references to Class A shares are deleted from the Summary Prospectus, Prospectus and Statement of Additional Information.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 30, 2019, the primary benchmark index for the Aegis Value Fund will change from the Russell 2000® Value Index to the S&P SmallCap 600 Pure Value Index based on the Advisor’s determination that the S&P SmallCap 600 Pure Value Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.
Supplement Closing [Text Block]	ck0001251896_SupplementClosingTextBlock	Please keep this supplement for further reference.
Aegis Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVALX
Aegis Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVFAX